Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

Morgan Stanley & Co. LLC Morgan Stanley Capital I Inc. Morgan Stanley Mortgage Capital Holdings LLC 1585 Broadway New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by Morgan Stanley & Co. LLC, Morgan Stanley Capital I Inc. and Morgan Stanley Mortgage Capital Holdings LLC (collectively, the “Company”) and Société Générale and SG Americas Securities, LLC (together with the Company, the “Specified Parties”), relating to the proposed offering of certain classes of MSSG Trust 2017-237P, Commercial Mortgage Pass-Through Certificates, Series 2017-237P.

The Company is responsible for the information provided to us, including the information set forth in the Data File (as defined herein). The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On August 2, 2017, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing certain information relating to the mortgage loan and mortgaged property (referred to as “237 Park Ave”) (collectively, the “Mortgage Asset”).

From July 18, 2017 through August 2, 2017, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Asset.

At your request, for the Mortgage Asset set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “None – Provided by the Company” or “Not applicable,” to the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

******

We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Asset underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Asset, (iii) the existence or ownership of the Mortgage Asset or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

Member of Deloitte Touche Tohmatsu Limited

2

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) an audit conducted in accordance with generally accepted auditing standards or (ii) an examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the asset to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such asset or (iii) compliance of the originator of the asset with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

August 2, 2017

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we relied upon the following source documents as provided to us by the Company, with respect the Mortgage Asset (the “Source Documents”):

Amended and restated senior loan agreement, consolidated, amended and restated fee and leasehold mortgage, draft senior loan note splitter and modification agreement, amended and restated building loan agreement, amended and restated building loan note splitter and modification agreement and an electronic computer generated file provided to us by representatives of the Company on July 28, 2017 (collectively, the “Loan Agreement”);

Senior mezzanine loan agreement and senior mezzanine promissory notes A-1, A-2, A-3 and A-4 (collectively, the “Mezzanine Loan Document”);

Amended and restated guaranty of recourse obligations of borrower (the “Guaranty”);

Amended and restated cash management agreement and/or amended and restated deposit account control agreement (collectively, the “Cash Management Agreement”);

Mortgage loan final closing statement and/or fixed rate conversion closing statement (collectively, the “Settlement Statement”);

Ground lease and/or NYP structure outline (collectively, the “Ground Lease”);

The real estate property appraisal report (the “Appraisal Report”);

Property condition report (the “Property Condition Report”);

Underwritten rent roll, tenant leases lease abstracts, lease summaries or lease estoppels (collectively, the “Rent Roll”);

Senior loan title policy and building loan title policy (collectively, the “Title Policy”);

The phase I environmental reports (the “Phase I Report”); and

The Underwriting Model (the “Underwriting Model”).

*****

	Characteristic	Source Document
1	Property Name	Appraisal Report
2	Street Address	Appraisal Report
3	City	Appraisal Report
4	State	Appraisal Report
5	County	Appraisal Report
6	Zip Code	Appraisal Report
7	Property Type	Appraisal Report
8	Property Type Detail	Appraisal Report
9	Year Built	Appraisal Report
10	Most Recent Renovation	Appraisal Report/ Property Condition Report
11	Total Property SF	Rent Roll
12	Total Property Occupancy Rate	Rent Roll
13	Occupancy As of Date	Rent Roll
14	Whole Loan Original Balance	Loan Agreement
15	Whole Loan Cut-off Date Balance	Refer to calculation procedures
16	Loan PSF	Refer to calculation procedures
17	Trust Loan Original Balance	Refer to calculation procedures
18	Trust Loan Cut-off Date Balance	Refer to calculation procedures
19	Non Trust Mortgage Loan Original Balance	Loan Agreement
20	Non Trust Mortgage Loan Cut-off Date Balance	Loan Agreement
21	Loan Purpose	Settlement Statement
22	Sponsor	Loan Agreement
23	Carve-Out Guarantor(s)	Guaranty
24	Borrower	Loan Agreement
25	Title Type	Title Policy
26	Trust Loan Monthly IO Payment	Refer to calculation procedures
27	Trust Loan Annual IO Debt Service	Refer to calculation procedures
28	Whole Loan Monthly IO Payment	Refer to calculation procedures
29	Whole Loan Annual IO Debt Service	Refer to calculation procedures
30	Monthly P&I Payment	Not applicable
31	Annual P&I Debt Service	Not applicable
32	Interest Accrual Method	Loan Agreement
33	Interest Accrual Start	Loan Agreement
34	Interest Accrual End	Loan Agreement
35	Grace Period	Loan Agreement
36	IO Term (mos.)	Refer to calculation procedures
37	Original Amortization Term	Not applicable
38	Origination Date	Loan Agreement
39	First Payment Date	Loan Agreement
40	Interest Rate	Loan Agreement
41	Administrative Fee Rate	None – Provided by the Company
42	Net Interest Rate	Refer to calculation procedures

	Characteristic	Source Document
43	Original Loan Term (mos.)	Refer to calculation procedures
44	Remaining Loan Term (mos.)	Refer to calculation procedures
45	Seasoning	Refer to calculation procedures
46	Maturity Date	Loan Agreement
47	Whole Loan Balloon Balance	Refer to calculation procedures
48	Trust Loan Balloon Balance	Refer to calculation procedures
49	Non Trust Loan Balloon Balance	Refer to calculation procedures
50	Lockout Expiration Date	Loan Agreement
51	Open Period Begin Date	Loan Agreement
52	Prepay Description	Loan Agreement
53	Appraisal Date	Appraisal Report
54	Appraisal Value	Appraisal Report
55	Cut-off Date LTV	Refer to calculation procedures
56	Maturity Date LTV	Refer to calculation procedures
57	Fourth Most Recent NOI Date	Underwriting Model
58	Fourth Most Recent NOI	Underwriting Model
59	Third Most Recent NOI Date	Underwriting Model
60	Third Most Recent NOI	Underwriting Model
61	Second Most Recent NOI Date	Underwriting Model
62	Second Most Recent NOI	Underwriting Model
63	Most Recent NOI Date	Underwriting Model
64	Most Recent Description	Underwriting Model
65	Most Recent Revenue	Underwriting Model
66	Most Recent Expenses	Underwriting Model
67	Most Recent NOI	Underwriting Model
68	Most Recent NCF	Underwriting Model
69	Underwritten Effective Gross Income	Underwriting Model
70	Underwritten Expenses	Underwriting Model
71	Underwritten NOI	Underwriting Model
72	Underwritten IO NOI DSCR	Refer to calculation procedures
73	Underwritten P&I NOI DSCR	Not applicable
74	Underwritten NOI Debt Yield	Refer to calculation procedures
75	Underwritten Replacement Reserve	Underwriting Model
76	Underwritten TI/LC Reserve	Underwriting Model
77	Underwritten NCF	Underwriting Model
78	Underwritten IO NCF DSCR	Refer to calculation procedures
79	Underwritten P&I NCF DSCR	Not applicable
80	Underwritten NCF Debt Yield	Refer to calculation procedures
81	Major Tenant 1	Rent Roll
82	Major Tenant 1Sq. Ft.	Rent Roll
83	Major Tenant 1Expiration	Rent Roll
84	Major Tenant 2	Rent Roll
85	Major Tenant 2 Sq. Ft.	Rent Roll

	Characteristic	Source Document
86	Major Tenant 2 Expiration	Rent Roll
87	Major Tenant 3	Rent Roll
88	Major Tenant 3 Sq. Ft.	Rent Roll
89	Major Tenant 3 Expiration	Rent Roll
90	Major Tenant 4	Rent Roll
91	Major Tenant 4 Sq. Ft.	Rent Roll
92	Major Tenant 4 Expiration	Rent Roll
93	Major Tenant 5	Rent Roll
94	Major Tenant 5 Sq. Ft.	Rent Roll
95	Major Tenant 5 Expiration	Rent Roll
96	Lockbox	Cash Management Agreement
97	Cash Management	Cash Management Agreement
98	Engineering Report Date	Property Condition Report
99	Environmental Phase I Report Date	Phase I Report
100	Environmental Phase II Report Date	Not Applicable
101	Seismic Report Date	Not Applicable
102	Ground Lease Expiration Date	Ground Lease
103	Ground Lessor	Ground Lease
104	Partial Defeasance	Loan Agreement
105	Partial Defeasance Description	Loan Agreement
106	Additional Financing	Loan Agreement/Mezzanine Loan Document
107	In Place/Future	Loan Agreement/Mezzanine Loan Document
108	Additional Financing Type	Loan Agreement/Mezzanine Loan Document
109	Additional Financing Amount	Loan Agreement/Mezzanine Loan Document
110	Additional Financing Cumulative Loan PSF	Refer to calculation procedures
111	Additional Financing Cumulative LTV	Refer to calculation procedures
112	Additional Financing Lender	Mezzanine Loan Document
113	Additional Financing Interest Rate	Mezzanine Loan Document
114	Additional Financing Interest Accrual Method	Mezzanine Loan Document
115	Additional Financing Amortization Type	Mezzanine Loan Document
116	Additional Financing Origination Date	Mezzanine Loan Document
117	Additional Financing Monthly IO Payment	Refer to calculation procedures
118	Additional Financing Annual IO Payment	Refer to calculation procedures
119	Additional Financing Monthly P&I Payment	Not applicable
120	Additional Financing Annual Payment	Not applicable
121	Additional Financing Cumulative IO DSCR on NCF	Refer to calculation procedures
122	Additional Financing Cumulative P&I DSCR on NCF	Not applicable

	Characteristic	Source Document
123	Additional Financing Cumulative Debt Yield on NOI	Refer to calculation procedures
124	Real Estate Tax Escrow - Initial	Settlement Statement
125	Real Estate Tax Escrow - Ongoing	Loan Agreement
126	Insurance Escrow - Initial	Settlement Statement
127	Insurance Escrow - Ongoing	Loan Agreement
128	Replacement Reserve Escrow - Initial	Settlement Statement/Loan Agreement
129	Replacement Reserve Escrow - Ongoing	Settlement Statement/Loan Agreement
130	Immediate Repairs Escrow - Initial	Settlement Statement/Loan Agreement
131	Immediate Repairs Escrow - Ongoing	Settlement Statement/Loan Agreement
132	Rollover Escrow - Initial	Settlement Statement/Loan Agreement
133	Rollover Escrow - Ongoing	Settlement Statement/Loan Agreement
134	Other Escrow Required	Settlement Statement/Loan Agreement
135	Other Escrow 1 Description	Settlement Statement/Loan Agreement
136	Other Escrow 1 Initial	Settlement Statement/Loan Agreement
137	Other Escrow 1 - Ongoing	Settlement Statement/Loan Agreement
138	Other Escrow 2 Description	Settlement Statement/Loan Agreement
139	Other Escrow 2 Initial	Settlement Statement/Loan Agreement
140	Other Escrow 2 - On going	Settlement Statement/Loan Agreement
141	Other Escrow 3 Description	Settlement Statement/Loan Agreement
142	Other Escrow 3 Initial	Settlement Statement/Loan Agreement
143	Other Escrow 3 - On going	Settlement Statement/Loan Agreement
144	Other Escrow 4 Description	Settlement Statement/Loan Agreement
145	Other Escrow 4 Initial	Settlement Statement/Loan Agreement
146	Other Escrow 4 - On going	Settlement Statement/Loan Agreement

Calculation Procedures

With respect to Characteristic 15, the Whole Loan Cut-off Date Balance was set to equal the Whole Loan Original Balance.

With respect to Characteristic 16, we recomputed the Loan PSF by dividing the (i) Whole Loan Cut-off Date Balance by (ii) Total Property SF.

With respect to Characteristic 17, we recomputed the Trust Loan Original Balance by summing the (i) senior note A-1-S original balance, (ii) senior note A-2-S original balance, (iii) building note A-1-S original balance, (iv) building loan A-2-S original balance, (v) senior note B-1-S original balance, (vi) senior note B-2-S original balance, (vii) building note B-1-S original balance and (viii) building note B-2-S original balance (each as set forth on the Loan Agreement).

With respect to Characteristic 18, the Trust Loan Cut-off Date Balance was set equal to the Trust Loan Original Balance.

With respect to Characteristic 26, we recomputed the Trust Loan Monthly IO Payment by dividing the (i) Trust Loan Annual IO Debt Service by (ii) 12.

With respect to Characteristic 27, we recomputed the Trust Loan Annual IO Debt Service by multiplying the (i) Trust Loan Cut-off Date Balance by (ii) the product of (a) the Interest Rate and (b) a fraction equal to 365/360.

With respect to Characteristic 28, we recomputed the Whole Loan Monthly IO Payment by dividing the (i) Whole Loan Annual IO Debt Service by (ii) 12.

With respect to Characteristic 29, we recomputed the Whole Loan Annual IO Debt Service by multiplying the (i) Whole Loan Cut-off Date Balance by (ii) the product of (a) the Interest Rate and (b) a fraction equal to 365/360.

With respect to Characteristic 36, the IO Term (mos.) was set to equal the Original Loan Term (mos.).

With respect to Characteristic 42, we recomputed the Net Interest Rate by subtracting the Administrative Fee Rate (as set forth on the Data File) from the Interest Rate.

With respect to Characteristic 43, we recomputed the Original Loan Term (mos.) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 44, we recomputed the Remaining Loan Term (mos.) by determining the number of payment dates from and exclusive of the Cut-off Date (as provided by the Company) to and inclusive of the Maturity Date.

With respect to Characteristic 45, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Cut-off Date (as provided by the Company).

With respect to Characteristic 47, the Whole Loan Balloon Balance was set to equal the Whole Loan Cut-off Date Balance.

With respect to Characteristic 48, the Trust Loan Balloon Balance was set to equal the Trust Loan Cut-off Date Balance.

With respect to Characteristic 49, we recomputed the Non Trust Loan Balloon Balance by subtracting the (i) Trust Loan Balloon Balance from (ii) Whole Loan Balloon Balance.

With respect to Characteristic 55, we recomputed the Cut-off Date LTV by dividing the (i) Whole Loan Cut-off Date Balance by (ii) Appraisal Value.

With respect to Characteristic 56, we recomputed the Maturity Date LTV by dividing the (i) Whole Loan Balloon Balance by (ii) Appraisal Value.

With respect to Characteristic 72, we recomputed the Underwritten IO NOI DSCR by dividing the (i) Underwritten NOI by (ii) Whole Loan Annual IO Debt Service.

With respect to Characteristic 74, we recomputed the Underwritten NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Whole Loan Cut-off Date Balance.

With respect to Characteristic 78, we recomputed the Underwritten IO NCF DSCR by dividing the (i) Underwritten NCF by (ii) Whole Loan Annual IO Debt Service.

With respect to Characteristic 80, we recomputed the Underwritten NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Whole Loan Cut-off Date Balance.

With respect to Characteristic 110, we recomputed the Additional Financing Cumulative Loan PSF by dividing the (i) sum of the (a) Whole Loan Cut-off Date Balance and (b) Additional Financing Amount by (ii) Total Property SF.

With respect to Characteristic 111, we recomputed the Additional Financing Cumulative LTV by dividing the (i) sum of the (a) Whole Loan Cut-off Date Balance and (b) Additional Financing Amount by (ii) Appraisal Value.

With respect to Characteristic 117, we recomputed the Additional Financing Monthly IO Payment by dividing (i) the Additional Financing Annual IO Payment by (ii) 12.

With respect to Characteristic 118, we recomputed the Additional Financing Annual IO Payment by multiplying (i) the Additional Financing Amount by (ii) the product of (a) the Additional Financing Interest Rate and (b) a fraction equal to 365/360.

With respect to Characteristic 121, we recomputed the Additional Financing Cumulative IO DSCR on NCF by dividing the (i) Underwritten NCF by (ii) sum of the (a) Whole Loan Annual IO Debt Service and (b) Additional Financing Annual IO Payment.

With respect to Characteristic 123, we recomputed the Additional Financing Cumulative Debt Yield on NOI by dividing the (i) Underwritten NOI by (ii) sum of the (a) Whole Loan Cut-off Date Balance and (b) Additional Financing Amount.